WRL LETTERHEAD

                                    May 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Western Reserve Life Assurance Co. of Ohio
            WRL Series Annuity Account B
            Janus Retirement Advantage
            File No. 33-63246

      CIK No.  0000906320

Dear Commissioners:

      On behalf of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and the WRL Series Annuity Account B (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Statement of Additional Information for certain deferred variable annuity contracts offered by Western Reserve through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Statement of Additional Information contained in the Form N-4 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 26, 1999 via EDGAR.

                                    Sincerely,

                                   /s/ PRISCILLA I. HECHLER
                                       ------------------------
                                       Priscilla I. Hechler
                                       Assistant Vice President
                                       and Assistant Secretary

cc: Thomas E. Pierpan, Esq.
    Mary Jane Wilson-Bilik, Esq.